FOLLOW-ON EQUITY OFFERINGS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
America depositary shares (ADSs) issued, shares	2,064,379
Follow-on equity offering, net of issuance costs, shares	51,609,475
Issuance cost for ordinary shares	$ 6,900,000	$ 6,919,202
Follow-on equity offering, net of issuance costs	$ 106,600,000	$ 106,621,643